Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$
Cash and cash equivalents	309,857	108,977	128,743
Restricted cash – current	3,714	2,227	2,786
Restricted cash – non-current	3,135	3,135	3,135
Current assets - discontinued operations - cash	—	101,190	220,042
Current assets - discontinued operations - restricted cash	—	11,888	8,358
Non-current assets - discontinued operations - restricted cash	—	38,103	42,826
	316,706	265,520	405,890

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 23), for the years ended December 31, 2022, 2021 and 2020, are as follows:

	Year Ended December 31,
	2022	2021	2020
	$	$	$
Accounts receivable	(80,886)	83,460	32,760
Prepaid expenses and other	(49,556)	4,016	68,052
Accounts payable	6,291	(77,972)	(6,365)
Accrued liabilities and other	(3,441)	(44,525)	(203)
Receipts from direct financing and sales-type leases (1)	10,489	—	66,369
Asset retirement obligation expenditures	(775)	(1,419)	(17,458)
Expenditures for dry docking	(14,423)	(26,974)	(24,655)
	(132,301)	(63,414)	118,500
(1)Included in the balance for the year ended December 31, 2020 is a payment received by the Company in April 2020 as part of the bareboat charter with BP for the Petrojarl Foinaven FPSO. See Note 2.